CAPITAL STOCK - Fair Value Inputs of PSUs Granted (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends (in CDN per share)	$ 0.00	$ 0.00	$ 0.00
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	3 years	3 years	3 years
Expected volatility	30.00%	34.00%	36.00%
US risk-free interest rate	2.43%	1.57%	1.09%
Canadian risk-free rate	1.96%
Performance period starting price (in CDN per share)	$ 21.13	$ 22.26	$ 18.89
Stock price as of estimation date (in CDN per share)	$ 20.59	$ 21.94	$ 18.90